RISK MANAGEMENT (Details 6) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of risk management strategy related to hedge accounting [line items]
Reported ECL allowance	$ 723	$ 1,440
Macro Economic [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Reported ECL allowance	882,414
Gross carrying amount	$ 30,282,022
Reported ECL Coverage	2.91%
Macro Economic [Member] | Favorable Scenario 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Reported ECL allowance	$ 745,089
Reported ECL Coverage	2.46%
Macro Economic [Member] | Favorable Scenario 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Reported ECL allowance	$ 815,113
Reported ECL Coverage	2.69%
Macro Economic [Member] | Base Scenario [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Reported ECL allowance	$ 879,358
Reported ECL Coverage	2.90%
Macro Economic [Member] | Unfavorable Scenario 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Reported ECL allowance	$ 949,329
Reported ECL Coverage	3.13%
Macro Economic [Member] | Unfavorable Scenario 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Reported ECL allowance	$ 970,563
Reported ECL Coverage	3.21%